Equity	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
EQUITY

NOTE 13 – EQUITY:

a.	Share capital:

1)	Composed as follows:

	Number of shares				Amount
	Authorized		Issued and paid		Authorized		Issued and paid
	December 31,		December 31,		December 31,		December 31,
	2024	2023	2024	2023	2024	2023	2024	2023
	In thousands				NIS in thousands		USD in thousands
Ordinary shares of no-par value as of December 31, 2024, and 2023	200,000	200,000	32,259	27,989	-	-	-	-

2)	The ordinary shares confer upon their holders’ voting rights and the right to participate in shareholders’ meetings, the right to receive dividends and the right to participate in surplus assets in the event of liquidation of the Company.

3)	On June 9, 2023, the Company issued 863,100 ordinary shares to Metagramm as part of the share purchase agreement. See note 4O.

4)	On July 3, 2023, the Company issued 169,920 ordinary shares to Polyrizon as part of the share purchase agreement. See note 4H.

5)	On August 8, 2023, the Company issued 328,506 ordinary shares to Pure Capital as part of the stock transfer agreement of Odysight.ai with a fair value of USD 105 thousand. See note 4C.

6)	On November 6, 2023, the Company issued 1,293,450 ordinary shares in relation to RSUs grants.

7)	On December 26, 2023, the Company issued 673,019 ordinary shares to Gix Internet. See note 4F.

8)	On October 7,2024 the Company issued 2,544,600 ordinary shares to Keshet. See note 4D.

9)	During 2024, the Company issued 1,293,446 Ordinary Shares in relation to RSUs grants.

10)	On November 15, 2024 the Company entered into a definitive warrants purchase agreement with Pure Capital, pursuant to which Xylo agreed to issue and sell to such investor in a registered direct offering, or the Offering, pre-funded warrants, (the “Pre-Funded Warrants”), to purchase up to 454,752 ADSs. The Pre-Funded Warrants have an exercise price of USD 0.001 and may be exercised at any time until exercised in full. Pure Capital (together with its affiliates) may not exercise any portion of the Pre-Funded Warrants to the extent that it would own more than 4.99% of Xylo’s issued and outstanding share capital immediately after such exercise.
b.	Share based payments:

1)	In August 2013, the Company’s board of directors approved and adopted the Company’s 2013 Share Option and Incentive Plan, or the 2013 Plan, which expires in August 2023. The 2013 Plan provides for the issuance of shares and the granting of options, restricted shares, restricted share units and other share-based awards to employees, directors, officers, consultants, advisors, and service providers of us and the Company U.S. Subsidiary. The Plan provides for awards to be issued at the determination of The Company board of directors in accordance with applicable law.

2)	The following are the grants of options to employees and other service providers:

Date of grant	Number of options granted	exercise price per option to ordinary shares	Exercise currency	Fair value on grant date (USD in thousands)	Number of options outstanding- December 31, 2024	Number of options exercisable at December 31, 2024	Expiration date
January 2019(*)	150,000	11.8	NIS	257	112,500	112,500	January 9, 2025
July 2019(*)	62,500	11.8	NIS	92	62,500	62,500	July 25, 2025
June 2020	62,500	11.8	NIS	82	62,500	62,500	May 31, 2026
July 2020(*)	37,500	8.96	NIS	36	37,500	37,500	July 8, 2026
June 2021(*)	900,000	1.783	USD	1,221	900,000	900,000	June 29, 2027
June 2021	280,000	1.783	USD	380	262,500	262,500	June 29, 2027
June 2021	100,000	1.783	USD	136	100,000	100,000	June 1, 2027
October 2021	90,000	1.783	USD	91	75,000	75,000	October 12, 2027
Total	1,682,500				1,612,500	1,612,500

(*)	Granted to related parties.

The fair value of all of the options was calculated using the Black and Scholes options pricing model, and based on the following assumptions:

Date of grant	Fair value on grant date- in thousands	Share price on date of grant	Expected dividend	Expected volatility	Risk free interest	Vesting conditions	Expected term
January 2019	947 NIS	10.12 NIS	None	74%	1.45%	will vest in 12 equals quarterly instalments over a three-year period commencing October 1, 2018	6 years
July 2019	325 NIS	8.72 NIS	None	75%	1.12%	25% will vest on the first anniversary of the grant date and 75% will vest on a quarterly basis over a period of three years thereafter	6 years
June 2020	282 NIS	7.94 NIS	None	74%	0.53%	will vest in 12 equals quarterly instalments over a three-year period commencing June 1, 2020	6 years
July 2020	124 NIS	5.8 NIS	None	74%	0.37%	will vest in 12 equals quarterly instalments over a three-year period commencing July 9, 2020	6 years
June 2021	1,737 USD	1.8 USD	None	87%	0.69%	will vest over a period of 3 years commencing on April 1, 2021(except for 2,000,000 options commencing on June 1, 2021), with 1/12 of such options vesting at the end of each subsequent three-month period following the grant	6 years
October 2021	91 USD	1.4 USD	None	85%	0.47%	will vest over a period of 3 years commencing on October 12, 2021, with 1/12 of such options vesting at the end of each subsequent three-month period following the grant	6 years
3)	The changes in the number of share options and the weighted averages of their exercise prices are as follows:

	For the year ended December 31,
	2024		2023		2022
	Number of options	Weighted average of exercise price per 1 ordinary share-(NIS)	Number of options	Weighted average of exercise price per 1 ordinary share-(NIS)	Number of options	Weighted average of exercise price per 1 ordinary share-(NIS)
Outstanding at the beginning of year	1,627,500	6.81	1,673,850	7.00	1,674,950	7.02
Granted			-	-	-	-
Forfeited	(15,000)	11.8	(32,500)	5.78	(1,100)	32.4
Expired			(13,850)	32.4	-	-
Outstanding at year end	1,612,500	6.77	1,627,500	6.81	1,673,850	7.00
Exercisable at year end	1,612,500	6.77	1,488,958	6.91	1,039,579	7.57

4)	The amounts of expenses that were recorded for options to employees and other service providers are USD 17 thousand, USD 198 thousand and USD 624 thousand for the years ended December 31, 2024, 2023 and 2022, respectively.

5)

The plans are intended to be governed by the terms stipulated by Section 102 to the Israeli Income Tax Ordinance (except for the options to controlling shareholders and directors).

In accordance with these general rules and the track chosen by the Company pursuant to the terms thereof, in respect of options granted to employees under the option allotment plan, the Company is not allowed to claim as an expense for tax purposes the amounts credited to employees as a benefit, including amounts recorded as salary benefits in the Company’s books, with the exception of the salary-benefit component, if exists, determined on the grant date.

c.	Restricted Share Units

On June 15, 2023, the Board approved a grant of restricted share units (RSUs) to the Company’s Directors, Chief Executive Officer (“CEO”), Chief Financial Officer (“CFO”), employees and to an advisor of the Company, subject to the approval of shareholders at the general meeting of the shareholders.

On August 8, 2023, the Company’s shareholders approved the RSUs grants at the Company’s annual general meeting. The RSUs shall vest over a period of three years commencing on January 1, 2023, with 1/12 of such options vesting at the end of each subsequent three-month period following the grant.

The RSUs grant will be in accordance and pursuant to Section 102 of the Income Tax Ordinance [New Version] (“Tax Ordinance”), if applicable, and the RSUs will be accelerated upon the closing of a material transaction, resulting in change of control of the Company.

During the year ended December 31, 2024, the Company recognized an expense in the aggregated amount of USD 331 thousand in relation to these RSUs (2023: USD 472 thousand).